Cash and cash equivalents (Tables)	3 Months Ended
Mar. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Summary of Cash and Cash Equivalents

	March 31, 2020	December 31, 2019
	€m	€m
Cash and cash equivalents	802.5	826.0
Restricted cash	0.1	0.1
Cash and cash equivalents	802.6	826.1
Bank overdraft	—	(1.3)
Cash and cash equivalents per Statement of Cash Flows	802.6	824.8